Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2019
Employee benefit expenses
Schedule of employee benefit expenses

	2019	2018	2017
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(293,424)	(255,637)	(229,605)
Social security costs	(34,799)	(31,396)	(27,334)
Share-based payments (note 25)	(1,251)	(6,216)	(4,090)
Pension costs—defined contribution schemes (note 26.2)	(2,882)	(2,686)	(2,435)
	(332,356)	(295,935)	(263,464)

Schedule of average number of employees

	2019	2018	2017
	Number	Number	Number
By activity:
Football—men's and women's players	104	81	74
Football—technical and coaching	163	165	136
Commercial	114	121	120
Media	85	87	90
Administration and other	474	468	445
Average number of employees	940	922	865

Schedule of compensation paid or payable to key management for employee services

	2019	2018	2017
	£’000	£’000	£’000
Short-term employee benefits	(9,961)	(7,620)	(8,601)
Share-based payments	(748)	(5,275)	(3,654)
Post-employment benefits	(20)	(20)	(71)
	(10,729)	(12,915)	(12,326)